Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Deficit - USD ($) $ in Thousands		Total	Common stock warrants	Previously Reported	Reverse recapitalization	Common Stock	Common Stock Common stock warrants	Common Stock Previously Reported	Common Stock Reverse recapitalization	Additional Paid-In Capital	Additional Paid-In Capital Common stock warrants	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Reverse recapitalization	Accumulated Deficit	Accumulated Deficit Previously Reported	Accumulated Deficit Reverse recapitalization	Accumulated Comprehensive Income	Accumulated Comprehensive Income Previously Reported	Accumulated Comprehensive Income Reverse recapitalization
Beginning balance (in shares) at Dec. 31, 2022		62,240,000		93,963,000	(31,723,000)
Beginning balance at Dec. 31, 2022		$ 170,648		$ 170,648	$ 0
Ending balance (in shares) at Dec. 31, 2023		62,240,000
Ending balance at Dec. 31, 2023		$ 170,648
Beginning balance (in shares) at Dec. 31, 2022						57,205,000		86,360,000	(29,155,000)
Beginning balance at Dec. 31, 2022		(135,128)		$ (135,128)	$ 0	$ 6		$ 0	$ 6	$ 6,596		$ 6,602	$ (6)	$ (141,740)	$ (141,740)	$ 0	$ 10	$ 10	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)						571,000
Issuance of common stock upon exercise of stock options		306								306
Stock-based compensation		5,399								5,399
Correction of an immaterial error of redeemable convertible preferred stock warrants		(720)								(720)
Other comprehensive income (loss)		(10)															(10)
Net loss		(56,945)												(56,945)
Ending balance (in shares) at Dec. 31, 2023						57,776,000
Ending balance at Dec. 31, 2023		$ (187,098)				$ 6				11,581				(198,685)
Ending balance (in shares) at Dec. 31, 2024		62,240,000		93,963,000	(31,723,000)
Ending balance at Dec. 31, 2024		$ 170,648		$ 170,648	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)						281,000
Issuance of common stock upon exercise of stock options		172								172
Stock-based compensation		5,550								5,550
Net loss		$ (69,459)												(69,459)
Ending balance (in shares) at Dec. 31, 2024		58,057,000				58,057,000		87,646,000	(29,589,000)
Ending balance at Dec. 31, 2024		$ (250,835)		$ (250,835)	$ 0	$ 6		$ 0	$ 6	17,303		17,309	(6)	(268,144)	(268,144)	0	0
Ending balance (in shares) at Mar. 31, 2025		62,240,000
Ending balance at Mar. 31, 2025		$ 170,648
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of redeemable convertible preferred stock in connection with reverse recapitalization/Issuance of common stock upon exercise of common stock warrants (in shares)						17,000
Issuance of common stock upon exercise of stock options (in shares)						942,000
Issuance of common stock upon exercise of stock options		508								508
Stock-based compensation		1,878								1,878
Net loss		(128,185)												(128,185)
Ending balance (in shares) at Mar. 31, 2025						59,016,000
Ending balance at Mar. 31, 2025		$ (376,634)				$ 6				19,689				(396,329)			0
Beginning balance (in shares) at Dec. 31, 2024		62,240,000		93,963,000	(31,723,000)
Beginning balance at Dec. 31, 2024		$ 170,648		$ 170,648	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of redeemable convertible preferred stock in connection with reverse recapitalization (in shares)		(62,240,000)
Conversion of redeemable convertible preferred stock in connection with reverse recapitalization		$ (170,648)
Series A redeemable convertible preferred stock issued in connection with reverse recapitalization, net (in shares)		142,000
Series A redeemable convertible preferred stock issued in connection with reverse recapitalization, net		$ 223,185
Ending balance (in shares) at Dec. 31, 2025		142,000
Ending balance at Dec. 31, 2025		$ 223,185
Beginning balance (in shares) at Dec. 31, 2024		58,057,000				58,057,000		87,646,000	(29,589,000)
Beginning balance at Dec. 31, 2024		$ (250,835)		$ (250,835)	$ 0	$ 6		$ 0	$ 6	17,303		$ 17,309	$ (6)	(268,144)	$ (268,144)	$ 0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of redeemable convertible preferred stock in connection with reverse recapitalization/Issuance of common stock upon exercise of common stock warrants (in shares)						62,240,000	26,000
Conversion of redeemable convertible preferred stock in connection with reverse recapitalization/Issuance of common stock upon exercise of common stock warrants		170,648	$ 86			$ 6				170,642	$ 86
Reverse recapitalization transaction, net of transaction costs (in shares)	[1]					52,513,000
Reverse recapitalization transaction, net of transaction costs	[1]	361,167				$ 5				361,162
Issuance of common stock in connection with debt financing (in shares)						46,000
Issuance of common stock in connection with debt financing		$ 499								499
Issuance of common stock upon exercise of stock options (in shares)		2,558,000				2,558,000
Issuance of common stock upon exercise of stock options		$ 1,434								1,434
Stock-based compensation		19,452								19,452
Other comprehensive income (loss)		22															22
Net loss		$ (585,525)												(585,525)
Ending balance (in shares) at Dec. 31, 2025		175,440,000				175,440,000
Ending balance at Dec. 31, 2025		$ (283,052)				$ 17				570,578				(853,669)			22
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reverse recapitalization transaction, net of transaction costs (in shares)		11,743,000
Ending balance (in shares) at Sep. 24, 2025		174,957,000
Ending balance (in shares) at Mar. 31, 2026		142,000
Ending balance at Mar. 31, 2026		$ 223,185
Beginning balance (in shares) at Dec. 31, 2025		175,440,000				175,440,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of redeemable convertible preferred stock in connection with reverse recapitalization/Issuance of common stock upon exercise of common stock warrants (in shares)						386,000
Conversion of redeemable convertible preferred stock in connection with reverse recapitalization/Issuance of common stock upon exercise of common stock warrants		$ 3,584								3,584
Issuance of common stock upon exercise of stock options (in shares)		1,650,000				1,650,000
Issuance of common stock upon exercise of stock options		$ 973				$ 1				972
Stock-based compensation		6,111								6,111
Other comprehensive income (loss)		(24)															(24)
Net loss		$ 26,490												26,490
Ending balance (in shares) at Mar. 31, 2026		177,476,000				177,476,000
Ending balance at Mar. 31, 2026		$ (245,918)				$ 18				$ 581,245				$ (827,179)			$ (2)

[1]	Excludes 6,250,000 shares legally issued and outstanding related to sponsor earn out securities (see Note 3).